FAIR VALUE (Details 1) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Silver Stream Derivative Liability
Statement [Line Items]
Financial liabilities at amortized cost	$ 0	$ 0
Financial liabilities at fair value through profit (loss)	27,171	26,114
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	27,171	26,114
Financial assets [member]
Statement [Line Items]
Financial liabilities at amortized cost	14,057	30,120
Financial assets at fair value through profit (loss)	184	8,400
Financial assets at fair value through other comprehensive income	0	11,421
Total financial assets	14,241	49,941
Financial liabilities [member]
Statement [Line Items]
Financial liabilities at amortized cost	2,847	4,491
Financial assets at fair value through profit (loss)	32,387	30,461
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	35,234	34,952
Option - PC Gold
Statement [Line Items]
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value through profit (loss)	5,216	4,347
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	5,216	4,347
Accounts Payable and Accrued Liabilities
Statement [Line Items]
Financial liabilities at amortized cost	2,847	4,491
Financial liabilities at fair value through profit (loss)	0	0
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	2,847	4,491
Cash and Cash Equivalents
Statement [Line Items]
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	13,558	29,516
Financial assets at amortized cost	13,558	29,516
Current Accounts and Other Receivables
Statement [Line Items]
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	499	604
Financial assets at amortized cost	499	604
Mineral Property Investments
Statement [Line Items]
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	6,435
Total financial assets	0	6,435
Financial assets at amortized cost	0	0
Investments
Statement [Line Items]
Financial assets at fair value through profit (loss)	184	8,400
Financial assets at fair value through other comprehensive income	0	4,986
Total financial assets	184	13,386
Financial assets at amortized cost	$ 0	$ 0